Shareholder distribution (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2016 USD ($)	Aug. 31, 2016 CNY (¥)
Shareholder distribution
Distribution to shareholders	$ 386,332	¥ 2,638,646	$ 208,213	¥ 1,422,100